Share-based payments reserve	6 Months Ended
Feb. 28, 2025
Notes and other explanatory information [abstract]
Share-based payments reserve

14.	Share-based payments reserve

Share-based compensation expense for the three and six months ended February 28, 2025 totaled $1.3 million and $1.5 million, respectively (February 29, 2024 – $0.5 million and $1.4 million, respectively).

As at February 28, 2025, the Company had 2,697,508 (August 31, 2024 - 5,997,632) share awards available for issuance under the Omnibus Equity Incentive Plan.

a)	Stock options

Canadian Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2024	4,986,000	CAD $0.41
Options exercised(1)	(562,000)	CAD $0.42
Balance – February 28, 2025	4,424,000	CAD $0.41
(1)	The weighted average share price at the time of the option exercise was C$0.53.

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.40	2,259,000	2,259,000	October 11, 2026	1.6
C$0.43	2,065,000	2,065,000	September 29, 2026	1.6
C$0.35	100,000	100,000	January 2, 2027	1.8
C$0.41(1)	4,424,000	4,424,000		1.6	(1)
(1)	Total represents weighted average.

US Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2024	10,450,000	$0.49
Forfeited	(465,268)	$0.48
Granted	2,600,000	$0.36
Balance – February 28, 2025	12,584,732	$0.46

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
USD $0.50	5,500,000	3,300,000	August 17, 2027	2.5
USD $0.50	1,628,613	1,628,613	March 5, 2025	0.0
USD $0.45	2,400,000	960,000	August 28, 2028	3.5
USD $0.45	456,119	456,119	March 5, 2025	0.0
USD $0.36	2,600,000	520,000	December 24, 2029	4.8
USD $0.46(1)	12,584,732	6,864,732		2.7	(1)
(1)	Total represents weighted average.

For the three and six months ended February 28, 2025, share-based compensation expense related to stock options totalled $0.2 million and $0.3 million, respectively (February 29, 2024 – $0.1 million and $0.3 million, respectively).

b)	Restricted Share Units

The following table sets out activity with respect to outstanding RSUs:

Number of RSUs
Balance – August 31, 2024	1,498,385
Granted	6,922,103
Forfeited	(640,074)
Exercised	(1,711,364)
Balance – February 28, 2025	6,069,050

For the three and six months ended February 28, 2025, share-based payment expenses related to RSUs totalled $1.0 million and $1.1 million, respectively (February 29, 2024 – $0.2 million and $0.7 million, respectively).